OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Payables And Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS	OTHER PAYABLES AND ACCRUALS

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Accrued payroll	43,188	30,974
Accrued expense *^	16,347	27,618
Collaboration Payable ^	82,035	41,832
Other payables *	6,250	3,461
Payable for Collaboration Assets	14,988	16,338
Other tax payables	3,372	2,084
	166,180	122,307

* Certain prior year amounts of approximately $10.5 million have been reclassified to Trade Payables for comparative purposes
^ Prior year Collaboration Payable has been reclassified from Accrued Expenses for comparative purposes
Other payables are non-interest-bearing and repayable on demand.
As at December 31, 2024 and 2023, amounts due to the Company’s related parties, included in the Company’s other payables, were $1.6 million and $0.9 million, respectively (note 28).